Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt [Abstract]
Debt
The amounts in the balance sheets are analyzed as follows:

	December 31,
Financier/ Vessel	2024	2025
Total long term debt:
AVIC Facility (M/T Eco West Coast)	38,617	-
Huarong Facility (M/T Eco Malibu)	38,800	-
New Huarong Facility (M/T Eco West Coast and M/T Eco Malibu)	-	83,625
Total long term debt	77,417	83,625
Less: Deferred finance fees	(1,616)	(1,343)
Total long term debt net of deferred finance fees	75,801	82,282

Presented:
Current portion of long term debt	4,221	4,345
Long term debt	71,580	77,937

Total Debt net of deferred finance fees	75,801	82,282

Annual Principal Payments
Scheduled Principal Repayments: The Company’s annual principal payments required to be made after December 31, 2025 on its loan obligations, are as follows:

Years
December 31, 2026	4,500
December 31, 2027	4,500
December 31, 2028	4,500
December 31, 2029	4,500
December 31, 2030 and thereafter	65,625
Total	83,625